Amplify BlueStar Israel Technology ETF
Schedule of Investments
December 31, 2025 (Unaudited)

COMMON STOCKS - 99.8%	Shares		Value
Communication Services - 1.4%
Perion Network Ltd. (a)	33,094		$317,040
Playtika Holding Corp.	104,801		413,964
Taboola.com Ltd. (a)	151,729		699,471
			1,430,475

Consumer Discretionary - 4.1%
Global-e Online Ltd. (a)	76,794		3,018,772
Maytronics, Ltd. (a)	0	(b)	0
Mobileye Global, Inc. - Class A (a)	108,190		1,129,504
			4,148,276

Financials - 6.5%
Etoro Group Ltd. - Class A (a)	27,526		966,988
Lemonade, Inc. (a)	41,010		2,919,092
Payoneer Global, Inc. (a)	176,637		992,700
Plus500, Ltd.	35,805		1,748,183
			6,626,963

Health Care - 2.3%
Inmode Ltd. (a)	52,023		764,218
Nano-X Imaging Ltd. (a)	92,122		257,942
Novocure, Ltd. (a)	51,421		664,874
Pluri, Inc. (a)	0	(b)	0	(b)
UroGen Pharma, Ltd. (a)	26,972		631,684
			2,318,718

Industrials - 12.3%
Aryt Industries Ltd.	40,514		580,424
Elbit Systems Ltd.	15,242		8,805,456
Fiverr International Ltd. (a)	26,850		530,556
Hilan, Ltd.	9,863		816,682
Kornit Digital, Ltd. (a)	34,596		497,491
Nano Dimension Ltd. - ADR (a)	228,899		352,504
Stratasys, Ltd. (a)	53,084		460,769
TAT Technologies Ltd. (a)	9,002		402,029
			12,445,911

Information Technology - 66.6% (c)
Allot Communications, Ltd. (a)	35,129		345,318
Amdocs, Ltd.	56,420		4,542,374
Camtek Ltd. (a)(d)	17,891		1,902,618
Cellebrite DI Ltd. (a)	90,710		1,635,501
CEVA, Inc. (a)	17,246		371,134
Check Point Software Technologies, Ltd. (a)	38,644		7,170,781
Cognyte Software, Ltd. (a)	44,950		422,530
CyberArk Software, Ltd. (a)	16,398		7,314,492
Formula Systems 1985, Ltd.	4,753		801,289
Gilat Satellite Networks Ltd. (a)	51,009		660,057
Innoviz Technologies Ltd. (a)	267,590		228,281
Ituran Location and Control, Ltd.	13,114		564,033
JFrog Ltd. (a)	71,074		4,439,282
Magic Software Enterprises Ltd.	17,566		452,325
Matrix IT, Ltd.	16,958		742,787
Monday.com Ltd. (a)	23,405		3,453,642
Nayax Ltd. (a)	13,582		686,536
Next Vision Stabilized Systems Ltd.	43,211		2,845,844
Nice Ltd. - ADR (a)	42,725		4,829,634
Nova Ltd. (a)	11,437		3,755,796
One Software Technologies Ltd.	23,923		660,620
Pagaya Technologies Ltd. - Class A (a)	43,611		911,470
Powerfleet, Inc. (a)	100,738		535,926
Priortech Ltd. (a)	5,964		407,006
Qualitau Ltd.	3,021		572,143
Radware, Ltd. (a)	22,329		537,906
Riskified Ltd. - Class A (a)	79,127		393,261
SentinelOne, Inc. - Class A (a)	195,616		2,934,240
SimilarWeb Ltd. (a)	58,296		436,637
SolarEdge Technologies, Inc. (a)(d)	31,146		898,562
Tower Semiconductor Ltd. (a)	46,956		5,513,574
Varonis Systems, Inc. (a)	67,261		2,206,161
Vishay Precision Group, Inc. (a)	9,470		364,595
Weebit Nano Ltd. (a)	204,089		688,648
Wix.com, Ltd. (a)	32,791		3,406,657
			67,631,660

Utilities - 6.6%
Energix-Renewable Energies, Ltd.	150,424		758,940
Enlight Renewable Energy, Ltd. (a)	53,499		2,430,610
Ormat Technologies, Inc.	32,297		3,567,850
			6,757,400
TOTAL COMMON STOCKS (Cost $94,370,273)			101,359,403

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 2.6%	Shares		Value
First American Government Obligations Fund - Class X, 3.67% (e)	2,626,165		2,626,165
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $2,626,165)			2,626,165

MONEY MARKET FUNDS - 1.0%	Shares		Value
Invesco Government & Agency Portfolio - Institutional Class, 3.68% (e)	1,074,610		1,074,610
TOTAL MONEY MARKET FUNDS (Cost $1,074,610)			1,074,610

TOTAL INVESTMENTS - 103.4% (Cost $98,071,048)			105,060,178
Liabilities in Excess of Other Assets - (3.4)%			(3,489,020)
TOTAL NET ASSETS - 100.0%			$101,571,158

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)	Rounds to zero.
(c)
To the extent that the Fund invests more heavily in particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	All or a portion of this security is on loan as of December 31, 2025. The fair value of these securities was $2,506,615.
(e)	The rate shown represents the 7-day annualized yield as of December 31, 2025.

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

Amplify BlueStar Israel Technology ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$101,359,403	$–	$–	$101,359,403
Investments Purchased with Proceeds from Securities Lending	2,626,165	–	–	2,626,165
Money Market Funds	1,074,610	–	–	1,074,610
Total Investments	$105,060,178	$–	$–	$105,060,178

Refer to the Schedule of Investments for further disaggregation of investment categories.